Financial Instruments	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Item 18 - Financial Statements: Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	209,761	209,761	250,294	250,294
Derivative instruments (note 8)
Interest rate swap agreements	Level 2	(76,514)	(76,514)	(168,247)	(168,247)
Cross currency swap agreements	Level 2	(3,909)	(3,909)	(44,006)	(44,006)
Foreign currency forward contracts	Level 2	(1,568)	(1,568)	(357)	(357)

Other:
Long-term debt - public (note 6)	Level 1	(332,585)	(333,805)	(666,427)	(671,635)
Long-term debt - non-public (note 6)	Level 2	(2,857,256)	(2,893,206)	(2,457,301)	(2,475,946)
Due to affiliates - long term (note 7g)	Level 2	(125,000)	(121,981)	(163,037)	(210,089)

b)	Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	September 30, 2018	December 31, 2017
			$	$
Direct financing leases	Payment activity	Performing	12,618	17,207